Average Annual Total Returns	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.32%
10 Years	1.00%
Inception Date of Share Class	Jan. 01, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Average Annual Return:
1 Year	0.03%
5 Years	0.39%
10 Years	1.06%
Inception Date of Share Class	Jan. 05, 1995
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.35%
10 Years	1.05%
Inception Date of Share Class	Jul. 28, 2003
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	0.24%
10 Years	1.35%
Inception Date of Share Class	Jul. 28, 2003
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	0.35%
10 Years	1.46%
Inception Date of Share Class	Nov. 08, 1999
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Average Annual Return:
1 Year	none
5 Years	0.24%
10 Years	1.28%
Inception Date of Share Class	Nov. 08, 1999
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	0.47%
10 Years	1.50%
Inception Date of Share Class	Jul. 01, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Average Annual Return:
1 Year	(4.99%)
5 Years	(0.10%)
10 Years	1.10%
Inception Date of Share Class	Jul. 01, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Average Annual Return:
1 Year	(0.99%)
5 Years	0.30%
10 Years	1.10%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	0.61%
10 Years	1.75%
Inception Date of Share Class	Jun. 29, 1995
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.05%
5 Years	0.64%
10 Years	1.47%
Inception Date of Share Class	Jul. 09, 2010
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	0.46%
10 Years	1.17%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	0.47%
10 Years	1.24%
Inception Date of Share Class	Apr. 08, 2005
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	0.29%
10 Years	1.52%
Inception Date of Share Class	Mar. 31, 2008
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	0.42%
10 Years	1.64%
Inception Date of Share Class	Jul. 31, 2003
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	0.62%
10 Years	1.78%
Inception Date of Share Class	Jul. 31, 2003
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	none
5 Years	0.27%
10 Years	1.37%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Average Annual Return:
1 Year	0.01%
5 Years	0.47%
10 Years	1.50%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.05%
5 Years	0.71%
10 Years	1.90%
Inception Date of Share Class	Mar. 31, 2000
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.08%
5 Years	0.66%
10 Years	1.48%
Inception Date of Share Class	Nov. 20, 1996
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.02%
5 Years	0.47%
10 Years	1.18%
Inception Date of Share Class	Mar. 31, 2008
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.07%
5 Years	0.51%
10 Years	1.27%
Inception Date of Share Class	Jul. 09, 2010
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.03%
5 Years	0.53%
10 Years	1.36%
Inception Date of Share Class	Nov. 08, 1999
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Years	0.32%
10 Years	1.61%
Inception Date of Share Class	Aug. 11, 1995
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Years	0.47%
10 Years	1.74%
Inception Date of Share Class	Jul. 28, 2003
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	0.72%
10 Years	1.91%
Inception Date of Share Class	Oct. 14, 1987
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Average Annual Return:
1 Year	0.03%
5 Years	0.48%
10 Years	1.26%
Inception Date of Share Class	Jul. 09, 2010
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Average Annual Return:
1 Year	0.01%
5 Years	0.51%
10 Years	1.55%
Inception Date of Share Class	Apr. 08, 2005
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.12%
5 Years	0.78%
10 Years	1.94%
Inception Date of Share Class	Jun. 29, 2007
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.13%
5 Years	0.79%
10 Years	1.94%
Inception Date of Share Class	Jun. 29, 2007
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.12%
5 Years	0.78%
10 Years	1.94%
Inception Date of Share Class	Jun. 29, 2007
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.61%
10 Years	1.75%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.05%
5 Years	0.52%
10 Years	1.28%
Inception Date of Share Class	Nov. 25, 1996
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	0.38%
10 Years	1.13%
Inception Date of Share Class	Nov. 08, 1999
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.03%
5 Years	0.48%
10 Years	1.26%
Inception Date of Share Class	Nov. 02, 1988
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	0.41%
10 Years	1.17%
Inception Date of Share Class	Aug. 03, 1993
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.27%
10 Years	1.44%
Inception Date of Share Class	Oct. 01, 1985
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.38%
10 Years	1.56%
Inception Date of Share Class	Nov. 16, 1987
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.56%
10 Years	1.67%
Inception Date of Share Class	Oct. 14, 1987
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Average Annual Return:
1 Year	none
5 Years	0.27%
10 Years	1.37%
Inception Date of Share Class	Dec. 03, 1990
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.51%
10 Years	1.55%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.02%
5 Years	0.38%
10 Years	1.13%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.03%
5 Years	0.32%
10 Years	0.87%
Inception Date of Share Class	Jun. 30, 2000
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.02%
5 Years	0.35%
10 Years	1.06%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Years	0.24%
10 Years	1.36%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Years	0.38%
10 Years	1.56%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	none
5 Years	0.27%
10 Years	1.37%
Inception Date of Share Class	Jun. 30, 2010